Income Taxes (Details) - Schedule of net deferred tax assets - EQRx, INC. [Member] - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets:
Net operating losses	$ 18,643	$ 875
Intangible assets	47,936
Operating lease liability	1,345
Research and development tax credits	657
Convertible note	397	273
Other	66
Accrued bonus		115
Total gross deferred tax assets	69,044	1,263
Valuation allowance	(67,758)	(1,263)
Net deferred tax assets	1,286
Deferred tax liabilities:
Operating lease asset	(1,286)
Total deferred tax liability	(1,286)
Net deferred tax asset (liability)